Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Future minimum lease payments under non-cancelable leases as of September 30, 2018 are as follows ($ in thousands):

Period Ending September 30,	Amount
2019	$91
2020	102
2021	105
2022	109
2023	112
Thereafter	124
Total	$643